EARNINGS PER SHARE - Narrative (Details)	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Earnings Per Share [Abstract]
Anti-dilutive shares excluded from computation of diluted earnings per share (EPS)	0	0	566,129